Related Party and Parties-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 062
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Parties-in-Interest Transactions	Related Party and Parties-in-Interest Transactions
The Plan held $9,365,457 and $5,417,003 of Cardinal Health, Inc. common shares at December 31, 2025 and 2024, respectively.
Notes receivable from participants, together with the related interest income, qualify as party-in-interest transactions under ERISA because participants are parties in interest to the Plan. These transactions are exempt from the prohibited transaction rules of ERISA.